Nov. 02, 2021
PACE® Alternative Strategies Investments
PACE® Alternative Strategies Investments

PACE® Select Advisors Trust

November 2, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus"), Class P shares (the "Class P Prospectus") and Class P2 shares (the "Class P2 Prospectus") (collectively, the "Prospectuses") and the statements of additional information relating to Class A, Class Y and Class P shares (the "Multiclass SAI") and Class P2 shares (the "Class P2 SAI") (collectively, the "SAIs"), each dated November 27, 2020 (as revised June 11, 2021) or June 11, 2021 (as applicable), as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment advisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust"). Wells Capital Management Incorporated ("WellsCap") had been a subadvisor to the fund since 2009. On November 1, 2021, a new parent company formed by GTCR LLC and Reverence Capital Partners, L.P. ("Allspring Global Investments Holdings, LLC") acquired 100% of the equity interests in Wells Fargo Asset Management Holdings, LLC, WellsCap's parent company, and WellsCap subsequently changed its name to Allspring Global Investments, LLC ("Allspring") (the "WellsCap Transaction"). Allspring Global Investments Holdings, LLC is indirectly owned by certain portfolio companies of GTCR LLC and Reverence Capital Partners, L.P. Subsequent to the closing of the WellsCap Transaction, the WellsCap investment team will operate under the Allspring name.

In connection with the WellsCap Transaction, and at the recommendation of UBS Asset Management (Americas) Inc., the fund's manager, the Board of Trustees of the fund recently approved a new sub-advisory agreement with Allspring. Accordingly, effective as of the close of business on November 1, 2021, Allspring began managing an allocated portion of the fund. The terms of the new sub-advisory agreement with Allspring are substantially identical to those of the former sub-advisory agreement with WellsCap. No material changes are expected to occur with respect to the management of Allspring's (formerly WellsCap's) allocated portion of the fund.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

All references to "Wells Capital Management Incorporated" and "WellsCap" in the Prospectuses and SAI are hereby replaced with references to "Allspring Global Investments, LLC" and "Allspring", respectively. In addition, all biographical information relating to the relevant portfolio managers of the fund in the Prospectuses is updated to reflect their employment with Allspring.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 73 of the Multi-Class Prospectus, page 76 of the Class P

Prospectus and page 73 of the Class P2 Prospectus is revised by replacing the tenth sentence of the first paragraph of that section in its entirety with the following:

A predecessor entity of Allspring Global Investments, LLC ("Allspring") assumed day-to-day management of a separate portion of the fund's assets at the inception of the fund. Allspring assumed day-to-day management of a separate portion of the fund's assets on November 1, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.